VARIABLE INTEREST ENTITIES - UNCONSOLIDATED VARIABLE INTEREST ENTITIES (Narrative) (Details) - USD ($)		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2018	Apr. 30, 2018
Sabal Trail
Variable Interest Entity [Line Items]
Direct common interest (as a percent)		50.00%
Canada Pension Plan Investment Board (CPPIB) | Enbridge Renewable Infrastructure Investments S.a.r.l. (ERII)
Variable Interest Entity [Line Items]
Direct common interest (as a percent)	49.00%
Spectra Energy Partners, LP | Sabal Trail
Variable Interest Entity [Line Items]
Proceeds from issuance of debt		$ 744,000,000
Enbridge Renewable Infrastructure Investments S.a.r.l. (ERII)
Variable Interest Entity [Line Items]
Ownership interest of equity method investment (as a percent)	51.00%
4.246% Senior Notes Due In 2028 | Spectra Energy Partners, LP | Sabal Trail
Variable Interest Entity [Line Items]
Principal Amount			$ 500,000,000
Fixed interest rate (as a percent)			4.25%
4.682% Senior Notes Due in 2038 | Spectra Energy Partners, LP | Sabal Trail
Variable Interest Entity [Line Items]
Principal Amount			$ 600,000,000
Fixed interest rate (as a percent)			4.68%
4.832% Senior Notes Due In 2048 | Spectra Energy Partners, LP | Sabal Trail
Variable Interest Entity [Line Items]
Principal Amount			$ 400,000,000
Fixed interest rate (as a percent)			4.83%